LORD ABBETT TRUST I

Lord Abbett Climate Focused Bond Fund

Supplement dated February 9, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

December 1, 2023, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 13 of the summary prospectus and statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Annika M. Lombardi, Senior Managing Director and Portfolio Manager	2020
Leah G. Traub, Partner and Portfolio Manager	2024
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2020
Andrew H. O’Brien, Partner and Portfolio Manager	2020

The following paragraph replaces the fourth paragraph under “Management and Organization of the Funds” on page 71 of the statutory prospectus:

Climate Focused Bond Fund. Annika M. Lombardi, Senior Managing Director and Portfolio Manager, heads the Fund’s team. Ms. Lombardi joined Lord Abbett in 2017. Additional members of the Fund’s team are Leah G. Traub, Partner and Portfolio Manager, Steven F. Rocco, Partner and Co-Head of Taxable Income, and Andrew H. O’Brien, Partner and Portfolio Manager. Ms. Traub, Messrs. Rocco and O’Brien joined Lord Abbett in 2007, 2004, and 1998, respectively. Mses. Lombardi and Traub and Messrs. Rocco and O’Brien are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Climate Focused Bond Fund”, in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Climate Focused Bond Fund
Annika M. Lombardi	1	9.91	1	35.58	0	0
Leah G. Traub[1]	N/A	N/A	N/A	N/A	N/A	N/A
Steven F. Rocco	16	92,102.32	14	11,255.19	18	3,917.47
Andrew H. O’Brien	14	93,309.27	8	9,139.18	24	5,437.49
[1]	Leah G. Traub was newly added to the Fund effective February 9, 2024 and her other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Climate Focused Bond Fund”, in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-1 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Climate Focused Bond Fund
Annika M. Lombardi	$10,001-$50,000
Leah G. Traub[1]	$10,001-$50,000
Steven F. Rocco	$100,001-$50,0000
Andrew H. O’Brien	$10,001-$50,000
[1]	As of February 9, 2024.

Please retain this document for your future reference.